SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
At a point in time	$ 2,962,356	$ 8,148,128
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time	2,962,356	8,148,128
CN country [member]
IfrsStatementLineItems [Line Items]
At a point in time	2,179,496	3,470,774
Europe country [member]
IfrsStatementLineItems [Line Items]
At a point in time	298,117	1,170,780
North america country [member]
IfrsStatementLineItems [Line Items]
At a point in time	85,489	23,539
Asia country [member]
IfrsStatementLineItems [Line Items]
At a point in time	371,780	3,483,035
Africa country [member]
IfrsStatementLineItems [Line Items]
At a point in time	$ 27,474